Pension and Severance Benefits (Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Domestic Plans
Defined Benefit Plan and Severance
2013	$ 2,046
2014	2,028
2015	2,022
2016	1,987
2017	1,941
2018-2022	8,889
Foreign Plans
Defined Benefit Plan and Severance
2013	7,211
2014	7,457
2015	8,149
2016	9,054
2017	9,499
2018-2022	$ 44,778